Loss per ordinary share	6 Months Ended
Jun. 30, 2025
Loss Per Ordinary Share
Loss per ordinary share

23. Loss per ordinary share

	30 June 2025	31 December 2024
Basic loss per Class A ordinary share	(0.10)	(0.47)
Diluted (loss) per Class A ordinary share	(0.10)	(0.47)
Number of ordinary shares used for loss per share (weighted average)
Basic	24,300,313	16,964,586
Diluted	24,300,313	16,964,586

Basic loss per share is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of Class A ordinary shares outstanding during the period.

Diluted loss per share is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of Class A ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into Class A ordinary shares.

The diluted loss per share reflects the basic loss per share since the effects of potentially dilutive securities are anti-dilutive. For the periods included in these financial statements the Group was loss-making, therefore, the following anti-dilutive instruments are excluded in the calculation of diluted weighted average number of ordinary shares outstanding:

	30 June 2025*	31 December 2024*
Warrants	14,503,558	9,347,121
RSUs - outstanding	3,600	9,548
RSUs – vested but no ordinary shares issued	200,135	194,525
Incentive shares	5,000	5,000
Share options	2,479,213	1,935,735

*	For avoidance of doubt, all references to shares in this document reflect the pre–stock split amounts and have not been adjusted for the 1-for-35 split.